Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 25,246,000	$ 13,493,000	$ 12,329,000
Interest-bearing balances with other financial institutions	2,813,000	2,003,000	955,000
Federal funds sold	1,120,000	30,477,000
Total cash and cash equivalents	29,179,000	45,973,000	13,284,000
Interest-bearing time deposits with other financial institutions			4,317,000
Investment securities available for sale, at fair value	111,353,000	133,625,000	135,721,000
Investment securities held to maturity, at amortized cost	71,096,000	0	0
Loans held for sale	2,369,000	1,959,000	2,678,000
Loans and leases, net of unearned interest	862,307,000	813,924,000	736,513,000
Less: Allowance for loan and lease losses	(7,713,000)	(7,183,000)	(6,168,000)
Net loans and leases	854,594,000	806,741,000	730,345,000
Bank premises and equipment, net	11,190,000	11,074,000	13,993,000
Bank premises and equipment held for sale		1,894,000
Cash surrender value of life insurance	12,911,000	12,780,000	12,516,000
Restricted investment in bank stocks	3,985,000	2,443,000	4,266,000
Foreclosed assets held for sale		224,000	1,185,000
Accrued interest receivable	3,991,000	3,928,000	3,813,000
Deferred income taxes	3,396,000	4,286,000	1,821,000
Goodwill	3,918,000	3,918,000	3,918,000
Core deposit and other intangibles, net	486,000	539,000	665,000
Other assets	3,408,000	3,215,000	3,116,000
Total Assets	1,111,876,000	1,032,599,000	931,638,000
LIABILITIES & SHAREHOLDERS' EQUITY
Deposits: Noninterest-bearing demand	140,837,000	122,811,000	103,721,000
Deposits: Interest-bearing demand	339,057,000	317,533,000	247,356,000
Deposits: Money Market	240,107,000	252,271,000	208,386,000
Deposits: Savings	63,232,000	60,163,000	56,731,000
Deposits: Time	204,235,000	182,595,000	160,849,000
Total Deposits	987,468,000	935,373,000	777,043,000
Short-term borrowings	21,468,000		31,596,000
Long-term debt	13,467,000	13,581,000	40,305,000
Subordinated debt	7,419,000	7,414,000	7,414,000
Accrued interest payable	788,000	515,000	390,000
Other liabilities	5,630,000	5,249,000	4,822,000
Total Liabilities	1,036,240,000	962,132,000	861,570,000
Shareholders' Equity:
Common stock	4,235,000	4,233,000	4,227,000
Additional paid-in capital	40,775,000	40,688,000	40,559,000
Retained earnings	31,637,000	28,399,000	23,470,000
Accumulated other comprehensive loss	(1,011,000)	(2,853,000)	1,812,000
Total Shareholders' Equity	75,636,000	70,467,000	70,068,000
Total Liabilities and Shareholders' Equity	$ 1,111,876,000	$ 1,032,599,000	$ 931,638,000